Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Non-cash Transactions [Abstract]
Non-cash Transactions	Non-cash Transactions

	For the year ended December 31,
	2023	2022	2021

Non-cash investing activities
Property and equipment acquired through lease	55,975	8,097	15,016
MTM of financial investments	(558)	(107)	271